FINANCIAL RISK MANAGEMENT - Disclosure Of Net Foreign Exchange Exposure (Detail)	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 TRY (₺)	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 TRY (₺)
Disclosure of financial assets [line items]
Closing foreign exchange rate		0.02955		0.2786	0.05437		0.4286
Fair value of “financial” derivatives			R$ 6,101,350,000			R$ 6,882,499,000
Trade accounts receivable in foreign currency in Brazil			521,427,000			307,433,000
Borrowings and financing in foreign currency in Brazil			(5,252,376,000)			(5,897,015,000)
Trade accounts payable in foreign currencies in Brazil			(15,214,000)			R$ (37,390,000)
Scenario - Real (5.2177 Parity - R$ vs US$) | USD
Disclosure of financial assets [line items]
Fair value of “financial” derivatives			6,101,350,000
Trade accounts receivable in foreign currency in Brazil			521,427,000
Borrowings and financing in foreign currency in Brazil			(5,252,376,000)
Trade accounts payable in foreign currencies in Brazil			R$ (15,214,000)
Impact on net income and shareholders’ equity	R$ 1,355,187,000
Scenario - Real (5.2177 Parity - R$ vs US$) | Brazilian real per US dollar
Disclosure of financial assets [line items]
Closing foreign exchange rate			5.2177
Scenario - Probable (5.3798 Parity - R$ vs US$) | USD
Disclosure of financial assets [line items]
Fair value of “financial” derivatives			R$ 6,290,873,000
Trade accounts receivable in foreign currency in Brazil			537,624,000
Borrowings and financing in foreign currency in Brazil			(5,415,528,000)
Trade accounts payable in foreign currencies in Brazil			R$ (15,686,000)
Impact on net income and shareholders’ equity	42,096,000
Scenario - Probable (5.3798 Parity - R$ vs US$) | Brazilian real per US dollar
Disclosure of financial assets [line items]
Closing foreign exchange rate			5.3798
Scenario I - Depreciation 25% (4.0348 Parity - R$ vs US$) | USD
Disclosure of financial assets [line items]
Fair value of “financial” derivatives			R$ 4,718,155,000
Trade accounts receivable in foreign currency in Brazil			403,218,000
Borrowings and financing in foreign currency in Brazil			(4,061,646,000)
Trade accounts payable in foreign currencies in Brazil			R$ (11,765,000)
Impact on net income and shareholders’ equity	R$ (307,225,000)
Scenario I - Depreciation 25% (4.0348 Parity - R$ vs US$) | Brazilian real per US dollar
Disclosure of financial assets [line items]
Closing foreign exchange rate			4.0348
Foreign exchange rate, percentage of decrease	25.00%
Scenario II - Depreciation 50% (2.6899 Parity - R$ vs US$) | USD
Disclosure of financial assets [line items]
Fair value of “financial” derivatives			R$ 3,145,436,000
Trade accounts receivable in foreign currency in Brazil			268,812,000
Borrowings and financing in foreign currency in Brazil			(2,707,764,000)
Trade accounts payable in foreign currencies in Brazil			R$ (7,843,000)
Impact on net income and shareholders’ equity	R$ (656,546,000)
Scenario II - Depreciation 50% (2.6899 Parity - R$ vs US$) | Brazilian real per US dollar
Disclosure of financial assets [line items]
Closing foreign exchange rate			2.6899
Foreign exchange rate, percentage of decrease	50.00%